Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights (in shares)	4,311,729
Liabilities from share-based payment transactions	$ 18,382	$ 52,794
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Fair value of share-based payment transactions	$ 7,800
Liabilities from share-based payment transactions	7,300
Intrinsic value of liabilities from share-based payment transactions	$ 500
Weighted average remaining vesting period	1 year 7 months
Expense from share-based payment transactions with employees	$ 8,700	1,200
Expense from share-based payment transactions with employees, effect of change in share price	$ 13,700	7,800
Vesting rate	33.33%
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	3 years
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	$ 14,700
Liabilities from share-based payment transactions	11,000
Intrinsic value of liabilities from share-based payment transactions	$ 3,700
Weighted average remaining vesting period	1 year 11 months
Expense from share-based payment transactions with employees	$ 4,500	5,100
Expense from share-based payment transactions with employees, effect of change in share price	$ 4,900	8,900
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Expense from share-based payment transactions with employees	$ 200	$ 400
Minimum | Tranche 2 | Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Maximum | Tranche 2 | Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%